Fees Summary	May 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 716,000
Previously Paid Amount	0.00
Total Fee Amount	98.88
Total Offset Amount	0.00
Net Fee	98.88
Narrative - Max Aggregate Offering Price	$ 716,000
Final Prospectus	true